Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 500,000	$ 100,000
Due to Related Parties	200,000	200,000
Overland [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	500,000
Revenue from Related Parties	0	800,000
Related Party Transaction, Expenses from Transactions with Related Party		1,400,000
Due from Related Parties, Current	0	0
Interest Income, Related Party	0	200,000
Due to Related Parties	$ 0	$ 0